Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2018
COMMITMENTS AND CONTINGENCIES [Abstract]
Future minimum contractual obligations

	Charter-in Vessels, barges and pushboats in operation	Charter-in vessels to be delivered
June 30, 2019	$119,315	$4,306
June 30, 2020	104,243	13,693
June 30, 2021	78,832	17,156
June 30, 2022	54,222	16,944
June 30, 2023	39,072	16,706
June 30, 2024 and thereafter	59,035	53,440
Total	$454,719	$122,245